TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2019
TAXES
Increase (decrease) in valuation allowance	$ 3,900,000	$ 2,600,000
Deferred tax assets, unutilized operating loss carryforwards	0	0
Deferred tax assets, unutilized interest expense carryforwards	0	0
Research and development credit carryforwards expected to expire unutilized	0	0
Uncertain tax positions	0	0	$ 0	$ 2,800,000
Interest or penalties accrued	0	0
Valuation allowance	14,384,000	10,479,000
Federal
TAXES
Net operating loss carryforwards	200,800,000
Net operating loss expected to expire unutilized	$ 158,100,000
Net operating losses carry forward period	20 years
Interest expense carryforwards	$ 4,800,000	2,200,000
Interest expense carryforwards expected to expire unutilized	1,900,000	2,200,000
Research and development credit carryforwards	1,400,000	1,400,000
State
TAXES
Net operating loss carryforwards	167,400,000
Net operating loss expected to expire unutilized	141,700,000
Interest expense carryforwards	4,800,000	2,200,000
Interest expense carryforwards expected to expire unutilized	1,900,000	2,200,000
Research and development credit carryforwards	1,400,000	$ 1,400,000
Foreign
TAXES
Net operating loss carryforwards	$ 500,000
Net operating losses carry forward period	10 years
Annual limitation for 5 years after expected change in control on August 12, 2022
TAXES
Annual limitation	$ 7,800,000
Post ownership change in period for higher annual limitation applicability	5 years
Annual limitation after 5 years after expected change in control on August 12, 2022
TAXES
Annual limitation	$ 500,000
Annual limitation for 5 Years after December 2020 change in control
TAXES
Annual limitation	2,200,000
Annual limitation after 5 years after December 2020 change in control
TAXES
Annual limitation	$ 0